Income tax expense (Tables)	12 Months Ended
Dec. 31, 2021
Income tax expense
Summary of income tax expense

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Current tax
PRC enterprise income tax	20,393	486	8,208
Deferred tax
Origination and reversal of temporary differences (Note 21)	(6,357)	(13,073)	(20,006)
Income tax expense/(credit)	14,036	(12,587)	(11,798)

Summary of taxation on the Group?s profit/(loss) before income tax differs from the theoretical amount that would arise using the taxation rate of PRC

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Profit/(loss) before income tax	152,364	(259,492)	(681,314)
Calculated at a taxation rate of 25%	38,091	(64,873)	(170,329)
Expenses not tax deductible	25,920	42,824	42,450
Income not subject to tax	(50,693)	(1,165)	—
Utilisation of previously unrecognised tax losses	—	(428)	—
Recognition of previously unrecognised temporary difference	384	(520)	—
Tax losses not recognized	2,369	13,034	117,454
Difference in overseas tax rates	(124)	351	(304)
Under‑provision in respect of prior years	—	—	—
Over‑provision in respect of prior years	(1,727)	(1,810)	(1,069)
Effect of preferential tax rates	(184)	—	—
Income tax expense/(credit)	14,036	(12,587)	(11,798)